Other Payables (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) Integer	Jun. 30, 2021 USD ($) Integer	Jun. 30, 2020 USD ($)
Other payable	$ 626,163	$ 750,485	$ 691,801
Number of credit cards | Integer	8	8
American Express [Member]
Credit card limit amount		$ 0
Seven Credit Card [Member]
Credit card limit amount	$ 85,000	$ 85,000
Seven Credit Card [Member] | Minimum [Member]
Credit cards interest rates percentage	11.24%	11.24%
Seven Credit Card [Member] | Maximum [Member]
Credit cards interest rates percentage	29.99%	29.99%
Credit Card [Member]
Interest expense	$ 3,839	$ 8,961